Operating Revenue - Schedule of Operating revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Passenger revenue	R$ 11,198,585	R$ 9,029,960	R$ 6,985,044
Cargo and other revenue	604,297	430,725	1,054,761
Gross revenue	11,802,882	9,460,685	8,039,805
Taxes levied on
Passenger revenue	(290,696)	(359,828)	(289,704)
Cargo and other revenue	(69,869)	(43,793)	(45,270)
Total taxes	(360,565)	(403,621)	(334,974)
Total revenue	R$ 11,442,317	R$ 9,057,064	R$ 7,704,831